TAXES - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Change in valuation allowance					$ 4,695,494	$ 494,552
Federal statutory income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Domestic And State Authority [Member]
Operating loss carry forwards					$ 0	$ 192,902